Meydenbauer Dividend Growth Fund
Meydenbauer Dividend Growth Fund
Investment Objective
The Meydenbauer Fund seeks dividend income while maintaining exposure to the market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold No Load Shares of the Meydenbauer Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Meydenbauer Dividend Growth Fund No Load Class USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Meydenbauer Dividend Growth Fund No Load Class
Management Fees	0.85%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.17%	[1]
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Advisory Fee Waiver/Recoupment in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE").

Example.
This Example is intended to help you compare the cost of investing in the Meydenbauer Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Meydenbauer Dividend Growth Fund | No Load Class | USD ($)	119	372	644	1,420

Portfolio Turnover.
The Meydenbauer Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.22% of the average value of its portfolio.

Principal Investment Strategies
The Meydenbauer Fund will, under normal circumstances, invest at least 80% of its net assets in dividend-paying common stocks.  The Fund invests primarily in the common stocks of domestic large capitalization companies with market capitalizations above $10 billion that have strong growth potential and attractive dividend and yield opportunities.  The Fund may also hold American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of non-U.S. companies in an amount of up to 20% of the Fund’s net assets.  Additionally, the Fund may invest up to 15% of its net assets in publically traded master limited partnerships (“MLPs”).

Coldstream Capital Management, Inc., marketed as "Coldstream Wealth Management" (the “Advisor”) employs a “bottom-up” strategy in developing the Meydenbauer Fund’s portfolio and targets 35 to 45 individual stock holdings.  The Advisor selects securities for investment based upon proprietary screens that combine both fundamental and technical analysis.  Each stock considered for purchase must have:  (i) a current yield of at least 1.60%, (ii) five-year earnings growth of at least 5% per year, (iii) five-year dividend growth of at least 3.50% per year, and (iv) a strong financial profile.  While these are minimum requirements, the Advisor seeks companies that are expected to grow their annual dividend at a double digit rate.  Once these fundamental requirements are met, each stock is subjected to a series of technical screens to determine whether or not there is adequate market sponsorship for the company.

If a security passes both the fundamental and technical screens, then it is subjected to a thorough price analysis.  The Advisor uses a disciplined process to attempt to ensure that securities are purchased at a favorable price.  Factors considered include price/earnings (“P/E”) growth ratio, current P/E, historic P/E, moving average price, sector strength, sector multiples and changes in expected future earnings.  The Advisor may also consider other factors as it deems appropriate.  Sector allocation is a residual of the stock selection process and portfolios may not be diversified across all sectors.  The Meydenbauer Fund may from time to time emphasize investments in certain sectors of the market.  The Fund’s strategy strives to reduce volatility by limiting individual position sizes to 5% of the Fund’s total assets and by limiting single industry exposure to less than 25% of the Fund’s total assets.

Target prices are developed for each security, but the Advisor does not have a strict sell discipline. The Advisor believes that in times of extreme market volatility, a strict sell discipline would require wholesale liquidations resulting in extremely large cash positions.  Under most circumstances, the Advisor will not hold cash positions in excess of 15% of the Meydenbauer Fund’s net assets in order to maintain participation in growth opportunities in the overall market but will consider cash positions in excess of this threshold under certain market or economic conditions.

The Advisor may also invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Meydenbauer Fund.  The following additional risks could affect the value of your investment:

•	Management Risk – If the Advisor’s investment strategies do not produce the expected results, the value of the Meydenbauer Fund would decrease.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Master Limited Partnership Risk – Investments in securities (units) of MLPs involve risks that differ from an investment in common stock.  MLPs are separate entities with expenses that are separate from the Fund.  To the extent that an MLP’s interests are all in a particular industry or sector, such as natural resources or energy, the MLP will be negatively impacted by economic events adversely impacting that industry or sector.  Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in units of MLPs.

•
Sector Risk – To the extent the Meydenbauer Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities Risk – Foreign securities may be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may also be less liquid than U.S. securities, which could affect the Meydenbauer Fund’s investments.

•
Investment Style Risk – The Meydenbauer Fund’s investments in dividend-paying common stocks may cause the Fund to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks.  In addition, if stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be affected.

•
Equity Risk – Equity securities, such as the common stock in which the Meydenbauer Fund will invest, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  Equity securities generally have greater price volatility than fixed income securities.

Performance
The following performance information provides some indication of the risks of investing in the Meydenbauer Fund.  The bar chart shows changes in the Fund’s performance from year to year.  The table shows how the Fund’s average annual returns for 1-year, 5-years and since inception compare with those of broad measures of market performance.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available by calling 1-877-476-1909 or by visiting www.coldstream.com/mutual-fund-home.

Calendar Year Total Return as of December 31*

*The Fund’s year-to-date return as of June 30, 2016 was 1.45%.
During the period of time shown in the bar chart, the Meydenbauer Fund’s highest quarterly return was 12.03% for the quarter ended March 31, 2013, and the lowest quarterly return was -13.64% for the quarter ended September 30, 2011.

Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Returns - Meydenbauer Dividend Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Load Class	Return Before Taxes	(5.22%)	9.70%	10.32%	Sep. 30, 2010
After Taxes on Distributions | No Load Class	Return After Taxes on Distributions	(7.12%)	8.19%	8.86%
After Taxes on Distributions and Sale of Fund Shares | No Load Class	Return After Taxes on Distributions and Sale of Fund Shares	(1.33%)	7.61%	8.14%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)	0.92%	12.44%	14.09%	Sep. 30, 2010
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	14.13%	Sep. 30, 2010
Nasdaq US Dividend Achievers Select™ Index (reflects no deduction for fees, expenses, or taxes)	Nasdaq US Dividend Achievers Select™ Index (reflects no deduction for fees, expenses, or taxes)	(4.08%)	8.13%	9.31%	Sep. 30, 2010

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon a redemption of Fund shares.